Quarterly Report
September 30, 2024
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 91.1%
Asset-Backed & Securitized – 8.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.121%, 11/15/2054 (i)	$3,548,394	$157,797
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,293,000	1,283,296
ACREC 2023-FL2 LLC, “A”, FLR, 7.326% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	729,428	731,698
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	405,807	407,069
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	165,127	165,278
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.943% (SOFR - 1mo. + 0.6%), 2/18/2028	1,022,000	1,022,094
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.71% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	671,500	664,308
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.61% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,107,000	1,100,559
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.991% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,394,663
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	232,998	235,674
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.337%, 7/15/2054 (i)	3,451,667	206,351
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.717%, 2/15/2054 (i)	2,338,668	177,935
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.639%, 12/15/2055 (i)	3,491,269	125,333
BDS Ltd., 2024-FL13, “A”, FLR, 6.776% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	220,000	219,893
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.368%, 2/15/2054 (i)	7,557,528	416,310
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.259%, 3/15/2054 (i)	4,485,708	218,268
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)	6,465,859	257,291
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.369%, 7/15/2054 (i)	5,748,537	321,677
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.377%, 8/15/2054 (i)	6,697,644	405,175
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.135%, 9/15/2054 (i)	7,503,730	341,931
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	622,400	623,797
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	19,666	19,679
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.41% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	310,881	307,125
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.69% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	777,500	761,417
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	196,903	202,956
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.497% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,250,729
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	264,808	261,938
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	192,184	192,154
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 6.442% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	463,181	465,692
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.978%, 12/15/2072 (i)(n)	4,270,020	147,637
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.396%, 2/15/2054 (i)	5,726,543	357,577
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.877%, 4/15/2054 (i)	3,288,260	115,812
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	99,385	99,414
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	189,896	190,645
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	52,317	52,335
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	213,893	214,157
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	213,086	218,378
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	155,090	157,372
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	730,000	732,746
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	55,089	55,170
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	39,033	39,065
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.96% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,110,500	1,103,892
MF1 2021-FL5 Ltd., “AS”, FLR, 6.397% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	664,500	661,125
MF1 2021-FL5 Ltd., “B”, FLR, 6.647% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	836,500	829,637
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.973%, 12/15/2051 (i)	5,545,246	156,381
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.407%, 5/15/2054 (i)	2,856,916	162,718
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.289%, 6/15/2054 (i)	3,400,323	169,911
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.201%, 10/15/2054 (i)	13,283,869	652,671
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	263,032	266,416
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	309,260	309,076
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	204,000	206,793
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	188,000	189,692
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	274,320	277,118
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	87,428	88,356
PFS Financing Corp., 2023-C, “B”, 5.91%, 3/31/2040 (n)	177,000	181,178
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.169% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	295,840	294,581

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.469% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	$206,000	$204,876
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	169,666	170,102
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	280,999	281,627
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	27,209	27,212
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	756,149	762,769
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	211,291	212,396
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	386,425	393,570
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.104%, 1/15/2052 (i)(n)	3,151,563	101,184
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.623%, 8/15/2054 (i)	1,290,735	94,780
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.192% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	15,042	15,046
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.191% (SOFR - 30 day + 0.85%), 3/15/2027	168,144	168,269
		$24,299,771
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$528,606
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$147,000	$143,029
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$246,000	$250,795
Mortgage-Backed – 56.2%
Fannie Mae, 4.5%, 5/01/2025 - 11/25/2042	$1,693,248	$1,708,961
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	6,270,511	6,034,869
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	207,969	219,131
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	603,116	559,908
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	193,490	15,586
Fannie Mae, 3%, 2/25/2033 (i)	245,352	19,190
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,262,166	2,345,162
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,629,802	1,670,296
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	260,673	272,743
Fannie Mae, 3.5%, 4/01/2038 - 6/25/2048	4,029,826	3,818,454
Fannie Mae, 5.694%, 10/25/2039 - 12/25/2045	412,153	406,569
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	5,936,850	5,847,544
Fannie Mae, 5.744%, 3/25/2041	58,408	58,223
Fannie Mae, 5.894%, 7/25/2041	47,426	47,188
Fannie Mae, 2.75%, 9/25/2042	203,993	196,365
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	412,875	386,534
Fannie Mae, UMBS, 2%, 12/01/2036 - 4/01/2052	10,678,822	9,052,119
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 5/01/2053	18,954,804	16,592,540
Fannie Mae, UMBS, 5%, 6/01/2038 - 10/01/2053	1,597,045	1,598,916
Fannie Mae, UMBS, 1.5%, 2/01/2042	59,570	50,050
Fannie Mae, UMBS, 3%, 5/01/2051 - 7/01/2052	4,363,688	3,950,235
Fannie Mae, UMBS, 4%, 8/01/2051	443,001	430,896
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	558,701	552,320
Fannie Mae, UMBS, 6%, 2/01/2053 - 10/01/2054	8,061,752	8,255,356
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 7/01/2054	1,205,517	1,243,347
Freddie Mac, 2.67%, 12/25/2024	3,500,379	3,483,070
Freddie Mac, 0.178%, 5/25/2025 (i)	80,622,772	46,179
Freddie Mac, 3.7%, 5/25/2025	468,845	465,546
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	1,066,731	1,052,582
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	650,869	658,630
Freddie Mac, 2.57%, 7/25/2026	4,300,000	4,195,424
Freddie Mac, 3.12%, 9/25/2026	1,733,760	1,704,198
Freddie Mac, 2.525%, 10/25/2026	291,560	283,784
Freddie Mac, 2.797%, 12/25/2026	344,018	337,928
Freddie Mac, 3.413%, 12/25/2026	2,300,000	2,270,588
Freddie Mac, 1.479%, 3/25/2027 (i)	1,030,000	30,556

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.243%, 4/25/2027	$1,379,961	$1,354,905
Freddie Mac, 3.117%, 6/25/2027	1,900,000	1,858,895
Freddie Mac, 0.7%, 7/25/2027 (i)	28,474,070	382,879
Freddie Mac, 0.545%, 8/25/2027 (i)	23,298,289	248,402
Freddie Mac, 0.487%, 12/25/2027 (i)	187,041	2,029
Freddie Mac, 0.43%, 1/25/2028 (i)	39,323,509	363,023
Freddie Mac, 0.431%, 1/25/2028 - 5/25/2033 (i)	18,969,885	211,183
Freddie Mac, 0.265%, 2/25/2028 (i)	47,269,179	218,426
Freddie Mac, 0.26%, 4/25/2028 (i)	31,074,627	144,920
Freddie Mac, 3.9%, 4/25/2028	255,290	254,893
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	6,150,520	5,765,242
Freddie Mac, 5.826%, 3/25/2029	725,259	724,405
Freddie Mac, 0.63%, 5/25/2029 (i)	6,174,503	121,971
Freddie Mac, 0.816%, 7/25/2029 (i)	4,437,394	162,544
Freddie Mac, 1.218%, 7/25/2029 (i)	4,385,328	193,284
Freddie Mac, 1.264%, 8/25/2029 (i)	7,591,425	353,449
Freddie Mac, 5.83%, 12/25/2029	400,000	398,819
Freddie Mac, 1.439%, 1/25/2030 (i)	3,648,153	214,820
Freddie Mac, 1.914%, 4/25/2030 (i)	1,602,831	137,933
Freddie Mac, 1.984%, 4/25/2030 (i)	4,034,514	361,177
Freddie Mac, 1.769%, 5/25/2030 (i)	2,174,913	179,111
Freddie Mac, 1.906%, 5/25/2030 (i)	4,905,689	431,368
Freddie Mac, 1.208%, 6/25/2030 (i)	2,734,912	143,827
Freddie Mac, 1.435%, 6/25/2030 (i)	1,983,331	131,460
Freddie Mac, 5.726%, 6/25/2030	366,626	365,377
Freddie Mac, 5.766%, 6/25/2030	254,572	253,715
Freddie Mac, 1.702%, 8/25/2030 (i)	1,814,781	146,159
Freddie Mac, 1.262%, 9/25/2030 (i)	1,149,690	69,107
Freddie Mac, 1.172%, 11/25/2030 (i)	2,249,951	127,459
Freddie Mac, 5.896%, 11/25/2030	929,907	929,904
Freddie Mac, 0.416%, 1/25/2031 (i)	8,692,679	138,643
Freddie Mac, 0.872%, 1/25/2031 (i)	3,359,280	143,311
Freddie Mac, 1.026%, 1/25/2031 (i)	2,545,825	129,172
Freddie Mac, 0.546%, 2/25/2031 (i)	2,806,836	68,401
Freddie Mac, 0.609%, 3/25/2031 (i)	6,900,574	184,134
Freddie Mac, 0.828%, 3/25/2031 (i)	2,967,667	123,053
Freddie Mac, 1.324%, 5/25/2031 (i)	1,210,235	81,957
Freddie Mac, 1.039%, 7/25/2031 (i)	1,944,368	107,933
Freddie Mac, 1.321%, 7/25/2031 (i)	3,452,631	242,483
Freddie Mac, 0.607%, 8/25/2031 (i)	2,462,494	71,463
Freddie Mac, 0.632%, 9/25/2031 (i)	8,016,720	252,094
Freddie Mac, 0.955%, 9/25/2031 (i)	7,432,958	363,843
Freddie Mac, 0.441%, 11/25/2031 (i)	11,978,818	263,286
Freddie Mac, 0.596%, 12/25/2031 (i)	11,887,771	360,075
Freddie Mac, 0.664%, 12/25/2031 (i)	1,981,491	67,570
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	123,289	129,287
Freddie Mac, 5.806%, 10/15/2032	35,694	35,665
Freddie Mac, 0.301%, 11/25/2032 (i)	10,140,098	144,440
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	8,093,683	7,747,658
Freddie Mac, 0.299%, 8/25/2033 (i)	10,770,884	147,644
Freddie Mac, 0.362%, 10/25/2033 (i)	10,455,272	189,886
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	957,906	986,280
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	976,400	1,023,212
Freddie Mac, 4.489%, 12/25/2034	2,065,684	2,102,114
Freddie Mac, 5.656%, 4/15/2035	27,045	26,837
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	599,207	619,959
Freddie Mac, 5.5%, 2/15/2036 (i)	65,258	10,884
Freddie Mac, 6.156%, 5/15/2039	28,871	28,971
Freddie Mac, 4.5%, 12/15/2040 (i)	12,637	1,186

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.75%, 8/15/2041	$170,598	$160,787
Freddie Mac, 5.856%, 8/15/2046	43,901	43,503
Freddie Mac, 6.73%, 10/25/2053	86,518	87,588
Freddie Mac, 0.434%, 6/25/2055 (i)	15,889,873	359,521
Freddie Mac, 3.25%, 11/25/2061	718,444	681,731
Freddie Mac, UMBS, 6.5%, 8/01/2032	11,150	11,635
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	12,414,594	10,323,448
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	289,985	273,626
Freddie Mac, UMBS, 3%, 7/01/2050 - 7/01/2052	2,429,515	2,184,564
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	1,650,726	1,307,375
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	3,588,547	3,119,695
Freddie Mac, UMBS, 4%, 5/01/2052	658,296	637,638
Freddie Mac, UMBS, 5%, 3/01/2053 - 8/01/2053	107,425	107,416
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 5/01/2053	334,734	342,605
Freddie Mac, UMBS, 6%, 3/01/2054 - 6/01/2054	249,975	255,484
Ginnie Mae, 5.5%, 7/15/2033 - 8/20/2054	4,173,018	4,233,252
Ginnie Mae, 5.663%, 8/20/2034	168,884	173,530
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	536,370	528,982
Ginnie Mae, 4.5%, 8/15/2039 - 5/20/2054	4,044,472	4,033,426
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	213,109	31,959
Ginnie Mae, 5.175%, 9/20/2041	1,219,601	1,202,941
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	693,478	101,865
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	1,825,067	1,752,886
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	4,134,834	3,642,011
Ginnie Mae, 2.25%, 9/20/2043	45,329	44,470
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	4,276,741	3,923,540
Ginnie Mae, 2.5%, 2/20/2051 (i)	397,053	49,806
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	3,407,998	2,891,042
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	1,312,821	1,316,644
Ginnie Mae, 7%, 12/20/2053	95,974	98,382
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	2,702,734	2,767,913
Ginnie Mae, 6.495%, 3/20/2064	1,136,079	1,141,750
Ginnie Mae, TBA, 5%, 10/15/2054 - 11/15/2054	1,025,000	1,026,495
Ginnie Mae, TBA, 6.5%, 10/15/2054	650,000	665,038
UMBS, TBA, 5.5%, 10/15/2054	2,075,000	2,099,027
		$163,524,689
Municipals – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	$550,000	$507,050
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	335,000	320,155
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	14,028	13,932
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	248,216	238,206
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	225,000	220,673
		$1,300,016
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 5.11%, 4/01/2025	$11,251	$11,220
Small Business Administration, 2.21%, 2/01/2033	229,255	214,927
Small Business Administration, 2.22%, 3/01/2033	357,171	330,348
Small Business Administration, 3.15%, 7/01/2033	333,259	320,596
Small Business Administration, 3.16%, 8/01/2033	210,962	203,238
Small Business Administration, 3.62%, 9/01/2033	119,668	117,026
		$1,197,355
U.S. Treasury Obligations – 25.5%
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$2,783,976
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	1,970,738
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	351,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.5%, 8/15/2039	$512,500	$543,610
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	7,075,081
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	11,224,354
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	10,745,250
U.S. Treasury Bonds, 4.625%, 5/15/2054	1,194,000	1,295,117
U.S. Treasury Notes, 2.625%, 12/31/2025 (f)	2,800,000	2,758,547
U.S. Treasury Notes, 4.25%, 12/31/2025	2,876,000	2,889,032
U.S. Treasury Notes, 3.75%, 8/15/2027	4,294,000	4,314,464
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,612,486
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,412,133
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,299,152
U.S. Treasury Notes, 4.625%, 4/30/2031	2,444,000	2,581,952
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,500,312
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,815,070
		$74,172,666
Total Bonds		$265,416,927
Investment Companies (h) – 8.6%
Money Market Funds – 8.6%
MFS Institutional Money Market Portfolio, 5.07% (v)	24,989,607	$24,997,104

Other Assets, Less Liabilities – 0.3%		816,560
Net Assets – 100.0%		$291,230,591
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,997,104 and $265,416,927, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,957,912, representing 6.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	108	$12,342,375	December – 2024	$23,266
U.S. Treasury Note 2 yr	Long	USD	253	52,685,274	December – 2024	14,952

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Short	USD	138	$16,324,969	December – 2024	$3,795
						$42,013
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	532	$58,457,656	December – 2024	$(208,577)
U.S. Treasury Ultra Bond	Long	USD	24	3,194,250	December – 2024	(44,816)
						$(253,393)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	10,200,000	centrally cleared	SOFR - 1 day / Annually	4.7585% / Annually	$(175,728)	$—	$(175,728)
8/02/26	USD	7,700,000	centrally cleared	SOFR - 1 day / Annually	4.1785% / Annually	(79,823)	—	(79,823)
						$(255,551)	$—	$(255,551)
At September 30, 2024, the fund had liquid securities with an aggregate value of $1,579,912 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$75,370,021	$—	$75,370,021
Municipal Bonds	—	1,300,016	—	1,300,016
U.S. Corporate Bonds	—	922,430	—	922,430
Residential Mortgage-Backed Securities	—	165,834,390	—	165,834,390
Commercial Mortgage-Backed Securities	—	10,392,319	—	10,392,319
Asset-Backed Securities (including CDOs)	—	11,597,751	—	11,597,751
Mutual Funds	24,997,104	—	—	24,997,104
Total	$24,997,104	$265,416,927	$—	$290,414,031
Other Financial Instruments
Futures Contracts – Assets	$42,013	$—	$—	$42,013
Futures Contracts – Liabilities	(253,393)	—	—	(253,393)
Swap Agreements – Liabilities	—	(255,551)	—	(255,551)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$27,003,199	$151,824,088	$153,832,751	$8,721	$(6,153)	$24,997,104
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$873,106	$—